Goodwill and Intangible Assets, Net - Schedule of Changes in the Carrying Amount of Goodwill (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill [Line Items]
Balance at December 31, 2020	$ 3,133	$ 0
Acquisitions		2,895
Foreign currency translation adjustment	144	238
Balance at June 30, 2021	3,277	3,133
Launch Services [Member]
Goodwill [Line Items]
Balance at December 31, 2020	0	0
Acquisitions		0
Foreign currency translation adjustment		0
Balance at June 30, 2021		0
Space Systems [Member]
Goodwill [Line Items]
Balance at December 31, 2020	$ 3,133	0
Acquisitions		2,895
Foreign currency translation adjustment		238
Balance at June 30, 2021		$ 3,133